ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2020
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	June 30, 2020	December 31, 2019
Trade receivables	$115,819	$100,642
Less: allowance for doubtful accounts	(2,365)	(1,843)
Total	$113,454	$98,799

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

	Quarter ended		Year-to-date period ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

Allowance for doubtful accounts at beginning of period	$(2,442)	$(760)	$(1,843)	$(693)
(Increase) decrease to allowance for the year	(25)	(339)	26	(476)
(Recovery) write-off of doubtful accounts	161	649	161	719
Non-cash reclass of allowance for doubtful accounts between unbilled revenue and accounts receivable	(59)	-	(708)	-
Allowance for doubtful accounts at end of period	$(2,365)	$(450)	$(2,365)	$(450)